Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Balance of Long-term Debt
The table below presents the balance of long-term debt at December 31, 2015 and 2014, and the related contractual rates and maturity dates as of December 31, 2015.

	December 31
(Dollars in millions)	2015	2014
Notes issued by Bank of America Corporation
Senior notes:
Fixed, with a weighted-average rate of 4.55%, ranging from 1.25% to 8.40%, due 2016 to 2045	$109,861	$113,037
Floating, with a weighted-average rate of 1.38%, ranging from 0.11% to 5.07%, due 2016 to 2044	13,900	14,590
Senior structured notes	17,548	22,168
Subordinated notes:
Fixed, with a weighted-average rate of 5.19%, ranging from 2.40% to 8.57%, due 2016 to 2045	27,216	23,246
Floating, with a weighted-average rate of 0.94%, ranging from 0.43% to 2.68%, due 2016 to 2026	5,029	5,455
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to 2067	5,295	6,722
Floating, with a weighted-average rate of 1.08%, ranging from 0.87% to 1.53%, due 2027 to 2056	553	553
Total notes issued by Bank of America Corporation	179,402	185,771
Notes issued by Bank of America, N.A.
Senior notes:
Fixed, with a weighted-average rate of 1.57%, ranging from 1.13% to 2.05%, due 2016 to 2018	7,483	2,740
Floating, with a weighted-average rate of 1.13%, ranging from 0.43% to 3.30%, due 2016 to 2041	4,942	3,028
Subordinated notes:
Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036	4,815	4,921
Floating, with a weighted-average rate of 0.80%, ranging from 0.79% to 0.81%, due 2016 to 2019	1,401	1,401
Advances from Federal Home Loan Banks:
Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2016 to 2034	172	183
Floating, with a weighted-average rate of 0.41%, ranging from 0.35% to 0.63%, due 2016	6,000	10,500
Securitizations and other BANA VIEs	9,756	9,882
Other	2,985	2,811
Total notes issued by Bank of America, N.A.	37,554	35,466
Other debt
Senior notes:
Fixed, with a rate of 5.50%, due 2017 to 2021	30	1
Floating	—	21
Structured liabilities	14,974	15,971
Junior subordinated notes (related to trust preferred securities):
Fixed	—	340
Floating	—	66
Nonbank VIEs	4,317	3,425
Other	487	2,078
Total other debt	19,808	21,902
Total long-term debt	$236,764	$243,139

Schedule of Maturities of Long-term Debt

Long-term Debt by Maturity

(Dollars in millions)	2016	2017	2018	2019	2020	Thereafter	Total
Bank of America Corporation
Senior notes	$16,777	$18,303	$20,211	$16,820	$11,351	$40,299	$123,761
Senior structured notes	4,230	2,352	1,942	1,374	955	6,695	17,548
Subordinated notes	4,861	4,885	2,677	1,479	3	18,340	32,245
Junior subordinated notes	—	—	—	—	—	5,848	5,848
Total Bank of America Corporation	25,868	25,540	24,830	19,673	12,309	71,182	179,402
Bank of America, N.A.
Senior notes	3,048	3,648	5,709	—	—	20	12,425
Subordinated notes	1,056	3,447	—	1	—	1,712	6,216
Advances from Federal Home Loan Banks	6,003	10	10	15	12	122	6,172
Securitizations and other Bank VIEs (1)	1,290	3,550	2,300	2,450	—	166	9,756
Other	53	2,713	76	85	30	28	2,985
Total Bank of America, N.A.	11,450	13,368	8,095	2,551	42	2,048	37,554
Other debt
Senior notes	—	1	—	—	—	29	30
Structured liabilities	3,110	2,029	1,175	882	1,034	6,744	14,974
Nonbank VIEs (1)	2,506	240	42	22	—	1,507	4,317
Other	400	57	—	—	—	30	487
Total other debt	6,016	2,327	1,217	904	1,034	8,310	19,808
Total long-term debt	$43,334	$41,235	$34,142	$23,128	$13,385	$81,540	$236,764

(1)	Represents the total long-term debt included in the liabilities of consolidated VIEs on the Consolidated Balance Sheet.

Financial Instruments Subject to Mandatory Redemption Disclosure
The Trust Securities Summary table details the outstanding Trust Securities and the related Notes previously issued which remained outstanding at December 31, 2015.

Trust Securities Summary
(Dollars in millions)
		December 31, 2015
Issuer	Issuance Date	Aggregate Principal Amount of Trust Securities	Aggregate Principal Amount of the Notes	Stated Maturity of the Trust Securities	Per Annum Interest Rate of the Notes	Interest Payment Dates	Redemption Period
Bank of America
Capital Trust VI	March 2005	$27	$27	March 2035	5.63%	Semi-Annual	Any time
Capital Trust VII (1)	August 2005	6	7	August 2035	5.25	Semi-Annual	Any time
Capital Trust VIII	August 2005	524	540	August 2035	6.00	Quarterly	On or after 8/25/10
Capital Trust XI	May 2006	658	678	May 2036	6.63	Semi-Annual	Any time
Capital Trust XV	May 2007	1	1	June 2056	3-mo. LIBOR + 80 bps	Quarterly	On or after 6/01/37
NationsBank
Capital Trust III	February 1997	131	136	January 2027	3-mo. LIBOR + 55 bps	Quarterly	On or after 1/15/07
BankAmerica
Capital III	January 1997	103	106	January 2027	3-mo. LIBOR + 57 bps	Quarterly	On or after 1/15/02
Fleet
Capital Trust V	December 1998	79	82	December 2028	3-mo. LIBOR + 100 bps	Quarterly	On or after 12/18/03
BankBoston
Capital Trust III	June 1997	53	55	June 2027	3-mo. LIBOR + 75 bps	Quarterly	On or after 6/15/07
Capital Trust IV	June 1998	102	106	June 2028	3-mo. LIBOR + 60 bps	Quarterly	On or after 6/08/03
MBNA
Capital Trust B	January 1997	70	73	February 2027	3-mo. LIBOR + 80 bps	Quarterly	On or after 2/01/07
Countrywide
Capital III	June 1997	200	206	June 2027	8.05	Semi-Annual	Only under special event
Capital IV	April 2003	500	515	April 2033	6.75	Quarterly	On or after 4/11/08
Capital V	November 2006	1,495	1,496	November 2036	7.00	Quarterly	On or after 11/01/11
Merrill Lynch (2)
Capital Trust I	December 2006	1,050	1,051	December 2066	6.45	Quarterly	On or after 12/11
Capital Trust II	May 2007	950	951	June 2067	6.45	Quarterly	On or after 6/12
Capital Trust III	August 2007	750	751	September 2067	7.375	Quarterly	On or after 9/12
Total		$6,699	$6,781

(1)	Notes are denominated in British Pound. Presentation currency is U.S. Dollar.

(2)	Call notices for Merrill Lynch Preferred Capital Trust III, IV and V were sent on December 29, 2015 and settled on January 29, 2016.